INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Computer software [Member] USD ($)	Dec. 31, 2014 Computer software [Member] CNY	Dec. 31, 2013 Computer software [Member] CNY	Dec. 31, 2014 License agreement [Member] USD ($)	Dec. 31, 2014 License agreement [Member] CNY	Dec. 31, 2013 License agreement [Member] CNY	Dec. 31, 2014 Internet domain name [Member] USD ($)	Dec. 31, 2014 Internet domain name [Member] CNY	Dec. 31, 2013 Internet domain name [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,006	6,243	4,633	$ 771	4,785	3,975	$ 129	800		$ 106	658	658
Accumulated amortization	(465)	(2,889)	(1,256)	(288)	(1,787)	(1,020)	(129)	(800)		(48)	(302)	(236)
Intangible assets, net	$ 541	3,354	3,377